Long-term debt (Tables)	12 Months Ended
Dec. 31, 2020
Long-term debts
Schedule of long-term debt

Long-term debt

in € THOUS

	2020	2019

Amended 2012 Credit Agreement	1,162,342	1,901,372
Bonds	6,408,118	4,966,619
Convertible Bonds	—	399,939
Accounts Receivable Facility	—	379,570
Other	238,000	258,057
Long-term debt	7,808,460	7,905,557
Less current portion	(1,008,359)	(1,447,239)
Long-term debt, less current portion	6,800,101	6,458,318

Schedule of available and outstanding amounts under the Amended 2012 Credit Agreement

Amended 2012 Credit Agreement - Maximum amount available and balance outstanding in THOUS

	Maximum amount available		Balance outstanding
	2020		2020 (1)

Revolving credit USD 2017 / 2022	$900,000	€733,436	$—	€—
Revolving credit EUR 2017 / 2022	€600,000	€600,000	€—	€—
USD term loan 2017 / 2022	$1,110,000	€904,572	$1,110,000	€904,572
EUR term loan 2017 / 2022	€259,000	€259,000	€259,000	€259,000
EUR term loan 2017 / 2020 (2)	€—	€—	€—	€—
		€2,497,008		€1,163,572

	Maximum amount available		Balance outstanding
	2019		2019 (1)

Revolving credit USD 2017 / 2022	$900,000	€801,139	$138,700	€123,464
Revolving credit EUR 2017 / 2022	€600,000	€600,000	€—	€—
USD term loan 2017 / 2022	$1,230,000	€1,094,891	$1,230,000	€1,094,891
EUR term loan 2017 / 2022	€287,000	€287,000	€287,000	€287,000
EUR term loan 2017 / 2020	€400,000	€400,000	€400,000	€400,000
		€3,183,030		€1,905,355
(1)	Amounts shown are excluding debt issuance costs.
(2)	The EUR term loan 2017 / 2020 in the amount of €400,000 due on July 30, 2020, was repaid on May 29, 2020.

Schedule of bonds

Bonds

in THOUS

	Face			Book value	Book value
Issuer/Transaction	amount	Maturity	Coupon	2020 in €	2019 in €
FMC US Finance II, Inc. 2014	$500,000	October 15, 2020 (1)	4.125%	—	444,507
FMC US Finance, Inc. 2011	$650,000	February 15, 2021 (2)	5.75%	529,509	577,069
FMC Finance VII S.A. 2011	€300,000	February 15, 2021 (2)	5.250%	299,961	299,498
FMC US Finance II, Inc. 2012	$700,000	January 31, 2022	5.875%	569,987	622,135
Fresenius Medical Care AG & Co. KGaA, 2019	€650,000	November 29, 2023	0.25%	647,719	646,936
FMC US Finance II, Inc. 2014	$400,000	October 15, 2024	4.75%	324,725	354,338
Fresenius Medical Care AG & Co. KGaA, 2018	€500,000	July 11, 2025	1.50%	496,841	496,138
Fresenius Medical Care AG & Co. KGaA, 2020	€500,000	May 29, 2026	1.00%	495,598	—
Fresenius Medical Care AG & Co. KGaA, 2019	€600,000	November 30, 2026	0.625%	594,196	593,216
FMC US Finance III, Inc. 2019	$500,000	June 15, 2029	3.75%	399,753	435,673
Fresenius Medical Care AG & Co. KGaA, 2019	€500,000	November 29, 2029	1.25%	497,138	497,109
Fresenius Medical Care AG & Co. KGaA, 2020	€750,000	May 29, 2030	1.50%	745,454	—
FMC US Finance III, Inc. 2020	$1,000,000	February 16, 2031	2.375%	807,237	—
				6,408,118	4,966,619
(1)	Redeemed prior to maturity on July 17, 2020
(2)	For further information on the repayment of these bonds, see note 27.

Schedule of accounts receivable facility

Accounts Receivable Facility - Maximum amount available and balance outstanding in THOUS

	Maximum amount available		Balance outstanding
	2020 (1)		2020 (2)

Accounts Receivable Facility	$900,000	€733,437	$—	€—

	Maximum amount available		Balance outstanding
	2019 (1)		2019 (2)

Accounts Receivable Facility	$900,000	€801,139	$427,000	€380,096
(1)	Subject to availability of sufficient accounts receivable meeting funding criteria.
(2)	Amounts shown are excluding debt issuance costs.